Q3 ALL-SEASON ACTIVE ROTATION ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

EXCHANGE-TRADED FUNDS - 99.5%	Shares	Value
Commodity - 29.1%
abrdn Physical Platinum Shares ETF (a)	11,287	$ 2,423,657
Global X Uranium ETF	46,000	2,499,640
SPDR Gold MiniShares Trust (a)	25,383	2,643,386
VanEck Gold Miners ETF	72,790	8,431,994
		15,998,677
Equity - 67.0%
State Street Energy Select Sector SPDR Fund	128,000	7,157,760
VanEck Oil Services ETF	20,321	8,066,827
Vanguard FTSE Pacific ETF	69,000	7,516,170
Vanguard Small-Cap Growth ETF	22,062	7,066,238
Vanguard Small-Cap Value ETF	30,395	6,987,810
		36,794,805
Fixed Income - 3.4%
iShares Broad USD High Yield Corporate Bond ETF	17,000	635,630
State Street SPDR Portfolio Mortgage Backed Bond ETF	24,641	562,308
Vanguard Emerging Markets Government Bond ETF	9,600	656,160
		1,854,098

Investments at Value - 99.5% (Cost $49,294,758)		$ 54,647,580

Other Assets in Excess of Liabilities - 0.5%		288,539

Net Assets - 100.0%		$ 54,936,119

(a)	Non-income producing security.

Q3 ALL-SEASON TACTICAL ADVANTAGE ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

EXCHANGE-TRADED FUNDS - 52.4%	Shares	Value
Equity - 52.4%
Invesco Nasdaq 100 ETF (Cost $26,260,192)	103,542	$ 25,891,713

Other Assets in Excess of Liabilities - 47.6%		23,509,317

Net Assets - 100.0%		$ 49,401,030

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value	Value/Unrealized (Depreciation)
Index Futures
NASDAQ 100 E-Mini Futures	100	3/20/2026	$ 50,009,500	$ (1,303,588)

The average monthly notional value of futures contracts during the period ended February 28, 2026 was $32,242,967.